                                                              Filed Pursuant to
                                                                    Rule 497(e)
                                                Registration File No. 333-17217


SUPPLEMENT DATED FEBRUARY 7, 2000 TO THE CURRENT PROSPECTUSES FOR THE:

     o    EQUITABLE LIFE VARIABLE ANNUITY PROSPECTUSES

     o    EQUITABLE LIFE VARIABLE LIFE PROSPECTUSES

     o    EQ ADVISORS TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL
          INFORMATION AND

INFORMATION STATEMENT

--------------------------------------------------------------------------------

     This Supplement updates the current prospectuses issued by The Equitable Life Assurance Society of the United States ("variable life product" or "variable annuity product") and the Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Prospectuses and retain them for future reference. In addition, the information in this document should be considered to be an information statement for purposes of Schedule 14C under the Securities Exchange Act of 1934, as amended ("Exchange Act").

     There are proposed changes with respect to the investment management fees, administration fees and total expenses associated with certain Portfolios of the Trust as described below. These proposed changes will affect illustrations and performance information of the variable life and variable annuity products that are funded through those Portfolios of Trust. For example, to the extent that a Portfolio's investment management fees, administration fees and total expenses have increased, there will be a corresponding decrease in the Portfolio's performance which will be reflected in the performance and unit values of the corresponding variable investment options under your product.

     EQ ADVISORS TRUST OFFERS 40 PORTFOLIOS SOME OF WHICH ARE NOT AVAILABLE TO ALL OF EQUITABLE'S VARIABLE LIFE AND ANNUITY PRODUCTS. PLEASE CONSULT YOUR VARIABLE LIFE OR VARIABLE ANNUITY PRODUCT PROSPECTUS TO SEE WHICH PORTFOLIOS ARE AVAILABLE UNDER YOUR CONTRACT.

     REASONS FOR THE SUPPLEMENT AND INFORMATION STATEMENT. The primary purpose of this Supplement and Information Statement is to provide you with information about certain actions taken by the Board of Trustees of the Trust ("Board") at a meeting of the Board of Trustees held on January 28, 2000. At that meeting, the Board took the following actions: (i) approved an Amended and Restated Investment Management Agreement ("Amended Agreement") between the Trust and The Equitable Life Assurance Society of the United States, investment manager of the Trust ("Equitable" or "Manager"); (ii) with respect to "former HRT Portfolios", as defined herein, approved a proposal to permit the Manager, subject to Board approval, to rely on exemptive relief granted by the Securities and Exchange Commission to the Trust and Manager ("Multi-Manager Order"); and (iii) approved two changes in the fundamental investment policies of each series of the Trust ("Portfolio"), except for three of the Portfolios, in order to provide maximum operating flexibility in the future to permit each Portfolio to function as a fund-of-funds, if such a restructuring is later determined by the Board and the Manager to be advantageous. With respect to each affected Portfolio, each of these proposals requires the approval by that Portfolio's shareholders voting separately. The Trust is expected to hold a Special Meeting of Shareholders of the Trust ("Meeting") on April 14, 2000 to seek approval of each of these proposals.

     In addition, the Supplement and Information Statement briefly describes:
(i) changes in the Trust's current Expense Limitation Agreement for certain Portfolios; (ii) provides information about additional investment advisers ("Advisers") for two of the former HRT Portfolios (assuming the requisite approvals regarding the Multi-Manager Order are obtained); and (iii) provides information about the new Administrator for the Trust.

     AMENDED AND RESTATED MANAGEMENT AGREEMENT. If approved by shareholders, the currently effective Investment Management Agreement ("Current Agreement") between the Trust and the Manager would be amended, as set forth in the Amended Agreement, in order primarily to (i) modify the current investment management fee schedule and breakpoint schedule for the Portfolios, as specified in Table 1-B to the Appendix A to this Supplement;

and (ii) to facilitate the ability of the Manager, subject to Board approval, to
(a) select new or additional Advisers for each Portfolio, (b) enter into and materially modify existing investment advisory agreements, and (c) terminate and replace Advisers, as permitted under the Multi-Manager Order. The Amended Agreement also will permit the Trust, the Manager and the Advisers to pay broker-dealers compensation for receipt of brokerage or research services as permitted under Section 28(e) of the Exchange Act. In addition, the Amended Agreement will permit the Trust to direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment, or (ii) finance activities that are primarily intended to result in the sale of Trust shares. The Amended Agreement, if approved by shareholders will be dated on or about May 1, 2000.

     Both the current and proposed new investment management fee rates and breakpoint schedules for each Portfolio are provided in the Appendix A to this Supplement and Information Statement.

     The proposed changes to the contractual investment management fee rates, together with the proposed revisions to the breakpoint schedules, would cause the contractual investment management fee rates (using Portfolio assets as of December 31, 1999) under the proposed Amended Agreement with respect to each Portfolio to be as follows when compared to the contractual investment management fee rates under the Current Management Agreement:

     o higher for 15 of the Portfolios (Alliance Aggressive Stock, Alliance Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Growth Investors, Alliance Growth and Income, Alliance Global, Capital Guardian International, Merrill Lynch Basic Value Equity, MFS Research, MFS Emerging Growth Companies, MFS Growth with Income, EQ/Putnam International Equity, EQ/Putnam Investors Growth, and T. Rowe Price Equity Income);

     o higher on a contractual basis for 5 of the Portfolios (EQ/Putnam Balanced, EQ/Putnam Growth & Income, Lazard Large Cap Value, T. Rowe Price International Stock, and Warburg Pincus Small Company Value); however, the Manager has agreed not to implement any management fee increase approved by shareholders for these 5 Portfolios until July 31, 2001, unless the Board agrees that such management fee increase should be put into operation earlier;

     o unchanged for 14 of the Portfolios (Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, JPM Core Bond, BT Equity 500 Index, BT Small Company Index, BT International Index, EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research, Merrill Lynch World Strategy, Calvert Socially Responsible, and Morgan Stanley Emerging Markets Equity); and

     o lower for the remaining 6 Portfolios (Alliance Equity Index, Alliance Small Cap Growth, Alliance International, Lazard Small Cap Value, and EQ/Evergreen, EQ/Evergreen Foundation).

     For a complete description of the current investment management fee rates and proposed investment management fee rates for each Portfolio, see Tables 1-A and 1-B in the Appendix A to the Supplement and Information Statement.

     MULTI-MANAGER ORDER. As described in the Prospectus, the Multi-Manager Order permits the Manager, subject to approval of the Board, to (i) select new or additional Advisers for each of the Trust's Portfolios, (ii) enter into new investment advisory agreements with Advisers and to materially modify existing investment advisory agreements, and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders.

     Currently, 26 of the Trust's Portfolios are permitted to rely upon the Multi-Manager Order. However, the former HRT Portfolios (i.e., Alliance Aggressive Stock, Alliance Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance

Money Market, Alliance Quality Bond, and Alliance Small Cap Growth Portfolios) are not currently permitted to rely upon the Multi-Manager Order. Shareholders of each of the former HRT Portfolios are being asked at the Meeting to approve the use of the Multi-Manager Order for each of those Portfolios. If this approval is obtained, the Manager intends to utilize the powers granted it under the Multi-Manager Order to appoint one or more additional Advisers for the Alliance Aggressive Stock Portfolio ("Aggressive Stock Portfolio") and the Alliance Balanced Portfolio ("Balanced Portfolio"). Information concerning the proposed additional Advisers for each of those Portfolios is included in Appendix B to this Supplement. Management has no such current plans for the other former HRT Portfolios, but approval of the proposal would allow management the flexibility to rely on the Multi-Manager Order for the other former HRT Portfolios in the future.

     REVISIONS TO FUNDAMENTAL INVESTMENT POLICIES. Currently no Portfolio (except the Morgan Stanley Emerging Markets Equity, Merrill Lynch World Strategy and Lazard Small Cap Value Portfolios), with respect to 75% of the value of its total assets, may invest more than 5% of its total assets in any other investment company or own more than 10% of the outstanding voting securities of any other investment company. Under certain circumstances, the 1940 Act permits an investment company to invest more than 5% of its assets in another investment company or to own more than 10% of an investment company's outstanding voting securities. Those circumstances include when an investment company invests substantially all of its assets in other investment companies, thereby creating what is known as a "fund of funds."

     While the Board has no present intention of authorizing a Portfolio to invest more than 5% of its total assets in another investment company or to own more than 10% of another investment company's outstanding voting securities, the proposed revisions to those fundamental investment policies would provide the Board with flexibility to authorize the creation of a "fund of funds" in the future without the need to seek shareholder approval or to incur the expense of holding a shareholders' meeting at that time. This ability to invest more than 5% of a Portfolio's total assets in securities issued by other investment companies or to own more than 10% of another investment company's outstanding voting securities is common for registered investment companies and clearly permitted under the 1940 Act.

     EXPENSE LIMITATION AGREEMENT. As described in the Prospectus, the Manager has entered into a current voluntary Expense Limitation Agreement with the Trust ("Expense Limitation Agreement") with respect to certain of the Trust's Portfolios. The Manager and the Board, including the Independent Trustees, have unanimously approved an amendment to the current voluntary Expense Limitation Agreement, which will take effect on May 1, 2000. The amendment to the voluntary Expense Limitation Agreement will (i) extend the effectiveness of the Expense Limitation Agreement through April 30, 2001 for the covered Portfolios and (ii) change the limit on total annual operating expenses that will be waived or assumed by the Manager for the covered Portfolios (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as follows: change the limitation on the amount of total operating expenses to 0.35% of average daily net assets for the BT Equity 500 Index Portfolio; 0.70% of average daily net assets for EQ/Evergreen, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, Merrill Lynch Basic Value Equity, MFS Growth with Income, and T. Rowe Price Equity Income Portfolios; 0.75% of average daily net assets for the MFS Emerging Growth Companies Portfolio; 0.85% of average daily net assets for Lazard Small Cap and Warburg Pincus Small Company Value Portfolios; and 1.00% of average daily net assets for EQ/Putnam International Equity and T. Rowe Price International Stock Portfolios.

     ADMINISTRATOR. Effective May 1, 2000, Equitable will serve as Administrator to the Trust. Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust will pay Equitable a monthly fee at the annual rate of 0.04 of 1% of total Trust assets, plus $30,000 for each Portfolio, until the total Trust assets reach $3 billion; 0.03 of 1% of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the total Trust assets; and 0.0225 of 1% of the total Trust assets in excess of $10 billion.

                                   APPENDIX A
                                   ----------

EQ ADVISORS TRUST OFFERS 40 PORTFOLIOS, SOME OF WHICH ARE NOT AVAILABLE TO ALL OF EQUITABLE'S VARIABLE LIFE AND ANNUITY PRODUCTS. PLEASE CONSULT YOUR PRODUCT PROSPECTUS TO SEE WHICH PORTFOLIOS ARE AVAILABLE UNDER YOUR CONTRACT.

The following two tables set forth the investment management fees payable to Equitable from each Portfolio under the Current Management Agreement and under the Amended Agreement (fees under the agreements being payable at the stated annual rates expressed as a percentage of the average daily net asset value of each Portfolio). Table 1-B does not reflect the Manager's agreement not to immediately implement management fee increase approved by shareholders for EQ/Putnam Balanced, EQ/Putnam Growth & Income, Lazard Large Cap Value, T. Rowe Price International Stock, and Warburg Pincus Small Company Value Portfolios, as described above.

                                          TABLE 1-A
-------------------------------------------------------------------------------------------------------
                     FEE UNDER CURRENT MANAGEMENT AGREEMENT
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------
                                 FIRST           NEXT           NEXT        NEXT
INDEX PORTFOLIOS                 $750 MILLION    $750 MILLION   $1 BILLION  $2.5 BILLION   THEREAFTER
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Equity Index            0.325%          0.300%         0.275%      0.255%         0.245%
-------------------------------- --------------- -------------- ----------- -------------- ------------
BT Equity 500 Index              0.250%          0.250%         0.250%      0.250%         0.250%
-------------------------------- --------------- -------------- ----------- -------------- ------------
BT International Equity Index    0.350%          0.350%         0.350%      0.350%         0.350%
-------------------------------- --------------- -------------- ----------- -------------- ------------
BT Small Company Index           0.250%          0.250%         0.250%      0.250%         0.250%
-------------------------------- --------------- -------------- ----------- -------------- ------------

-------------------------------------------------------------------------------------------------------
                                 FIRST           NEXT           NEXT        NEXT
DEBT PORTFOLIOS                  $750 MILLION    $750 MILLION   $1 BILLION  $2.5 BILLION   THEREAFTER
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance High Yield              0.600%          0.575%         0.550%      0.530%         0.520%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Intermediate            0.500%          0.475%         0.450%      0.430%         0.420%
Government Securities
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Money Market            0.350%          0.325%         0.300%      0.280%         0.270%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Quality Bond            0.525%          0.500%         0.475%      0.455%         0.445%
-------------------------------- --------------- -------------- ----------- -------------- ------------
JPM Core Bond                    0.450%          0.450%         0.450%      0.450%         0.450%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                     FIRST           NEXT       NEXT            NEXT
EQUITY PORTFOLIOS                 $750 MILLION   $750 MILLION   $1 BILLION  $2.5 BILLION   THEREAFTER
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ Aggressive Stock              0.625%          0.575%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ Balanced                      0.450%          0.400%         0.350%      0.325%         0.300%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Common Stock            0.475%          0.425%         0.375%      0.355%         0.345%*
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Conservative Investors  0.475%          0.400%         0.350%      0.325%         0.300%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Global                  0.675%          0.600%         0.550%      0.530%         0.520%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Growth and Income       0.550%          0.525%         0.500%      0.480%         0.470%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Growth Investors        0.550%          0.500%         0.450%      0.425%         0.400%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance International           0.900%          0.825%         0.800%      0.780%         0.770%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Small Cap Growth        0.900%          0.850%         0.825%      0.800%         0.775%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Calvert Socially Responsible     0.650%          0.650%         0.650%      0.650%         0.650%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Capital Guardian International   0.750%          0.750%         0.750%      0.750%         0.750%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Capital Guardian Research        0.650%          0.650%         0.650%      0.650%         0.650%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Capital Guardian U.S. Equity     0.650%          0.650%         0.650%      0.650%         0.650%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Alliance Premier Growth       0.900%          0.900%         0.900%      0.900%         0.900%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Evergreen Foundation          0.630%          0.630%         0.630%      0.630%         0.630%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Evergreen Portfolio           0.750%          0.750%         0.750%      0.750%         0.750%
-------------------------------- --------------- -------------- ----------- -------------- ------------

                                       4

-------------------------------------------------------------------------------------------------------
                                     FIRST           NEXT       NEXT            NEXT
EQUITY PORTFOLIOS (CONTINUED)     $750 MILLION   $750 MILLION   $1 BILLION  $2.5 BILLION   THEREAFTER
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Putnam Balanced               0.550%          0.550%         0.550%      0.550%         0.550%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Putnam Growth & Income Value  0.550%          0.550%         0.550%      0.550%         0.550%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Putnam International Equity   0.700%          0.700%         0.700%      0.700%         0.700%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Putnam Investors Growth       0.550%          0.550%         0.550%      0.550%         0.550%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Lazard Large Cap Value           0.550%          0.550%         0.550%      0.550%         0.550%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Lazard Small Cap Value           0.800%          0.800%         0.800%      0.800%         0.800%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Merrill Lynch Basic Value        0.550%          0.550%         0.550%      0.550%         0.550%
Equity
-------------------------------- --------------- -------------- ----------- -------------- ------------
Merrill Lynch World Strategy     0.700%          0.700%         0.700%      0.700%         0.700%
-------------------------------- --------------- -------------- ----------- -------------- ------------
MFS Emerging Growth Companies    0.550%          0.550%         0.550%      0.550%         0.550%
-------------------------------- --------------- -------------- ----------- -------------- ------------
MFS Growth with Income           0.550%          0.550%         0.550%      0.550%         0.550%
-------------------------------- --------------- -------------- ----------- -------------- ------------
MFS Research                     0.550%          0.550%         0.550%      0.550%         0.550%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Morgan Stanley Emerging
Markets Equity                   1.150%          1.150%         1.150%      1.150%         1.150%
-------------------------------- --------------- -------------- ----------- -------------- ------------
T. Rowe Price Equity Income      0.550%          0.550%         0.550%      0.550%         0.550%
-------------------------------- --------------- -------------- ----------- -------------- ------------
T. Rowe Price International      0.750%          0.750%         0.750%      0.750%         0.750%
Stock
-------------------------------- --------------- -------------- ----------- -------------- ------------
Warburg Pincus Small Company
Value                            0.650%          0.650%         0.650%      0.650%         0.650%
-------------------------------- --------------- -------------- ----------- -------------- ------------

* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

                                          TABLE 1-B
-------------------------------------------------------------------------------------------------------
                       FEE UNDER NEW MANAGEMENT AGREEMENT
        (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (FEE ON ALL ASSETS)
-------------------------------------------------------------------------------------------------------
INDEX PORTFOLIOS
-------------------------------- ----------------------------------------------------------------------
Alliance Equity Index            0.250%
-------------------------------- ----------------------------------------------------------------------
BT Equity 500 Index              0.250%
-------------------------------- ----------------------------------------------------------------------
BT International Equity Index    0.350%
-------------------------------- ----------------------------------------------------------------------
BT Small Company Index           0.250%
-------------------------------------------------------------------------------------------------------

                       FEE UNDER NEW MANAGEMENT AGREEMENT
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------
                                 FIRST           NEXT           NEXT        NEXT
DEBT PORTFOLIOS                  $750 MILLION    $750 MILLION   $1 BILLION  $2.5 BILLION   THEREAFTER
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance High Yield              0.600%          0.575%         0.550%      0.530%         0.520%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Intermediate
Government Securities            0.500%          0.475%         0.450%      0.430%         0.420%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Money Market            0.350%          0.325%         0.300%      0.280%         0.270%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Quality Bond            0.525%          0.500%         0.475%      0.455%         0.445%
-------------------------------- --------------- -------------- ----------- -------------- ------------
JPM Core Bond                    0.450%          0.425%         0.400%      0.380%         0.370%
-------------------------------- --------------- -------------- ----------- -------------- ------------

-------------------------------- --------------- -------------- ----------- -------------- ------------

                                     FIRST           NEXT       NEXT            NEXT
EQUITY PORTFOLIOS                  $1 BILLION     $1 BILLION    $3 BILLION   $5 BILLION    THEREAFTER
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ Aggressive Stock              0.650%          0.600%         0.575%      0.550%         0.525%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ Balanced                      0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Common Stock            0.550%          0.500%         0.475%      0.450%         0.425%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Conservative Investors  0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Global                  0.750%          0.700%         0.675%      0.650%         0.625%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Growth and Income       0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Growth Investors        0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance International           0.850%          0.800%         0.775%      0.750%         0.725%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Alliance Small Cap Growth        0.750%          0.700%         0.675%      0.650%         0.625%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Calvert Socially Responsible     0.650%          0.600%         0.575%      0.550%         0.525%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Capital Guardian International   0.850%          0.800%         0.775%      0.750%         0.725%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Capital Guardian Research        0.650%          0.600%         0.575%      0.550%         0.525%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Capital Guardian U.S. Equity     0.650%          0.600%         0.575%      0.550%         0.525%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Alliance Premier Growth       0.900%          0.850%         0.825%      0.800%         0.775%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Evergreen Foundation          0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Evergreen Portfolio           0.650%          0.600%         0.575%      0.550%         0.525%`
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Putnam Balanced               0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Putnam Growth & Income Value  0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Putnam International Equity   0.850%          0.800%         0.775%      0.750%         0.725%
-------------------------------- --------------- -------------- ----------- -------------- ------------
EQ/Putnam Investors Growth       0.650%          0.600%         0.575%      0.550%         0.525%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Lazard Large Cap Value           0.650%          0.600%         0.575%      0.550%         0.525%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Lazard Small Cap Value           0.750%          0.700%         0.675%      0.650%         0.625%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Merrill Lynch Basic Value        0.600%          0.550%         0.525%      0.500%         0.475%
Equity
-------------------------------- --------------- -------------- ----------- -------------- ------------
Merrill Lynch World Strategy     0.700%          0.650%         0.625%      0.600%         0.575%
-------------------------------- --------------- -------------- ----------- -------------- ------------
MFS Emerging Growth Companies    0.650%          0.600%         0.575%      0.550%         0.525%
-------------------------------- --------------- -------------- ----------- -------------- ------------
MFS Growth with Income           0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
MFS Research                     0.650%          0.600%         0.575%      0.550%         0.525%
-------------------------------- --------------- -------------- ----------- -------------- ------------
Morgan Stanley Emerging
Markets Equity                   1.150%          1.100%         1.075%      1.050%         1.025%
-------------------------------- --------------- -------------- ----------- -------------- ------------
T. Rowe Price Equity Income      0.600%          0.550%         0.525%      0.500%         0.475%
-------------------------------- --------------- -------------- ----------- -------------- ------------
T. Rowe Price International      0.850%          0.800%         0.775%      0.750%         0.725%
Stock
-------------------------------- --------------- -------------- ----------- -------------- ------------
Warburg Pincus Small Company
Value                            0.750%          0.700%         0.675%      0.650%         0.625%
-------------------------------- --------------- -------------- ----------- -------------- ------------

                                   APPENDIX B
   INFORMATION CONCERNING MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS") AND
              CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")

     MFS. At a meeting held on January 28, 2000, the Trustees, including the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) ("Independent Trustee(s)"), unanimously approved the Manager's proposal to (a) add MFS as an additional Adviser for the Aggressive Stock Portfolio pursuant to an investment advisory agreement between the Manager and MFS with respect to the Aggressive Stock Portfolio ("MFS Agreement") and (b) initially allocated between 20 to 30 percent (based on current assets) of the total assets of the Aggressive Stock Portfolio to MFS to manage. These approvals are subject to Aggressive Stock Portfolio shareholders' approval of the proposal to permit the use of the Multi-Manager Order. In approving MFS as an additional Adviser, the Board considered certain factors, including: (i) the nature, quality and extent of the services expected to be rendered by MFS, including the credentials and investment experience of its officers and employees; (ii) MFS's investment approach, which is expected to complement that of Alliance Capital Management, L.P. ("Alliance"), the Aggressive Stock Portfolio's current Adviser, and to provide additional diversification to the Aggressive Stock Portfolio;
(iii) the structure of MFS and its ability to provide services to the Aggressive Stock Portfolio, based on both its financial condition as well as its performance record, and the fact that MFS serves as Adviser of three of the Trust's other Portfolios; (iv) a comparison of MFS's advisory fee with those of other potential Advisers; and (v) indirect costs and benefits of serving as Adviser to the Aggressive Stock Portfolio. The Trustees determined that the MFS Agreement as well as the proposed allocation of Aggressive Stock Portfolio assets between Alliance and MFS are in the best interests of the Aggressive Stock Portfolio and its shareholders.

     MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Mr. Jeffrey L. Shames is the Chairman of the Board of Directors and Chief Executive Officer of MFS. The other directors of MFS are John W. Ballen, Thomas J. Cashman, Jr., Joseph Dello Russo, John R. McNeil, Kevin R. Parke, Arnold D. Scott, William W. Scott, Jr. and Donald A. Stewart. MFS serves as investment adviser to the following mutual funds which have investment objectives and policies similar to those of the Aggressive Stock Portfolio: MFS Emerging Growth Fund; MFS Emerging Growth Series; MFS/Sunlife Emerging Growth Series; Travelers Emerging Growth; JPVF Emerging Growth; Portfolio Partners Emerging Equities, and EQ Advisors Trust-MFS Emerging Growth Companies Portfolio.

     TONI Y. SHIMURA, a Senior Vice President of MFS, who has been employed by MFS as a portfolio manager since 1995, will be responsible for the day-to-day management, and JOHN W. BALLEN, Chief Investment Officer and President of MFS, who has been employed by MFS as a portfolio manager since 1984 will provide general oversight, for that portion of the Aggressive Stock Portfolio proposed to be allocated to MFS. The Manager will pay MFS an investment advisory fee equal to the aggregate annual rate of 0.35% with respect to that portion of the average daily net assets of the Aggressive Stock Portfolio allocated to MFS together with the average daily net assets of the MFS Emerging Growth Companies Portfolio (collectively, "MFS Assets") up to and including $500 million, 0.30% of the next $1 billion of MFS Assets, and 0.25% of MFS Assets over and above $1.5 billion.

     CAPITAL GUARDIAN. The Board has not yet considered the Manager's proposal to: (a) add Capital Guardian as an additional Adviser for the Balanced Portfolio pursuant to an investment advisory agreement between the Manager and Capital Guardian with respect to the Balanced Portfolio and (b) initially allocate between 8 to 15 percent (based on current assets) of the total assets of the Balanced Portfolio to Capital Guardian to manage. It is expected that the Board will consider this proposal at an in-person meeting to be held on March 14, 2000. It is expected that the factors that the Board will consider in connection with this proposal will be substantially similar to those factors that the Board considered in connection with its approval of the MFS Agreement.

     Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. The Chairman of Capital Guardian is David I. Fisher. The other directors of Capital Guardian are Andrew F. Barth, Michael D. Beckman, Larry P. Clemmensen, Roberta A. Conroy, David I. Fisher, William H. Hurt, Nancy
J. Kyle, Karin L. Larson, D. James Martin, John R. McIlwraith, James R. Mullaly, Jason M. Pilalas, Robert Ronus, Theodore R. Samuels, Eugene P. Stein and Shaw B. Wagener.

Capital Guardian serves as investment adviser to the following mutual funds which have investment objectives similar to those of the Balanced
Portfolio: ICMA Retirement Trust-Growth & Income Fund and ManuLife-U.S. Large Cap Value Trust and EQ Advisors Trust-Capital Guardian U.S. Equities Portfolio.

     Capital Guardian uses a multiple portfolio manager system under which the Portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selections as well as valuation and transaction assessment. An additional portion of the Portfolio is managed by a group of investment research analysts.

     The individual portfolio managers of each segment of that portion of the Balanced Portfolio proposed to be allocated to Capital Guardian, other than that managed by the group of research analysts, would be as follows:

     DONNALISA P. BARNUM. Donnalisa Barnum is a Senior Vice President and a portfolio manager for Capital Guardian. She joined the Capital Guardian organization in 1986.

     MICHAEL R. ERICKSON. Michael Erickson is a Senior Vice President and portfolio manager for Capital Guardian and a Senior Vice President and Director for Capital International Limited. He joined the Capital Guardian organization in 1987.

     DAVID I. FISHER. David Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian. He joined the Capital Guardian organization in 1969.

     THEODORE R. SAMUELS. Theodore Samuels is a Senior Vice President and a Director for Capital Guardian, as well as a Director of Capital International Research, Inc. He joined the Capital Guardian organization in 1981.

     EUGENE P. STEIN. Eugene Stein is Executive Vice President, a Director, a portfolio manager, and Chairman of the Investment Committee for Capital Guardian. He joined the Capital Guardian organization in 1972.

     It is expected that the Manager will pay Capital Guardian an investment advisory fee equal to the aggregate annual rate of approximately .50% of the first $150 million, .45% of the average daily net assets over $150 million and up to and including $300 million; .35% of the average daily net assets over $300 million and up to and including $500 million; and .30% of the average daily net assets in excess of $500 million with respect to that portion of the assets of the Balanced Portfolio allocated to Capital Guardian.

SUPPLEMENT DATED FEBRUARY 7, 2000 TO THE CURRENT PROSPECTUSES FOR THE:

     o    EQUITABLE LIFE VARIABLE ANNUITY PROSPECTUSES

     o    EQUITABLE LIFE VARIABLE LIFE PROSPECTUSES

     o    EQ ADVISORS TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL
             INFORMATION AND

INFORMATION STATEMENT
-------------------------------------------------------------------------------

         This Supplement updates the current prospectuses issued by The Equitable Life Assurance Society of the United States ("variable life product" or "variable annuity product") and the Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Prospectuses and retain them for future reference. In addition, the information in this document should be considered to be an information statement for purposes of Schedule 14C under the Securities Exchange Act of 1934, as amended ("Exchange Act").

         There are proposed changes with respect to the investment management fees, administration fees and total expenses associated with certain Portfolios of the Trust as described below. These proposed changes will affect illustrations and performance information of the variable life and variable annuity products that are funded through those Portfolios of Trust. For example, to the extent that a Portfolio's investment management fees, administration fees and total expenses have increased, there will be a corresponding decrease in the Portfolio's performance which will be reflected in the performance and unit values of the corresponding variable investment options under your product.

         EQ ADVISORS TRUST OFFERS 40 PORTFOLIOS SOME OF WHICH ARE NOT AVAILABLE TO ALL OF EQUITABLE'S VARIABLE LIFE AND ANNUITY PRODUCTS. PLEASE CONSULT YOUR VARIABLE LIFE OR VARIABLE ANNUITY PRODUCT PROSPECTUS TO SEE WHICH PORTFOLIOS ARE AVAILABLE UNDER YOUR CONTRACT.

         REASONS FOR THE SUPPLEMENT AND INFORMATION STATEMENT. The primary purpose of this Supplement and Information Statement is to provide you with information about certain actions taken by the Board of Trustees of the Trust ("Board") at a meeting of the Board of Trustees held on January 28, 2000. At that meeting, the Board took the following actions: (i) approved an Amended and Restated Investment Management Agreement ("Amended Agreement") between the Trust and The Equitable Life Assurance Society of the United States, investment manager of the Trust ("Equitable" or "Manager"); (ii) with respect to "former HRT Portfolios", as defined herein, approved a proposal to permit the Manager, subject to Board approval, to rely on exemptive relief granted by the Securities and Exchange Commission to the Trust and Manager ("Multi-Manager Order"); and
(iii) approved two changes in the fundamental investment policies of each series of the Trust ("Portfolio"), except for two of the Portfolios, in order to provide maximum operating flexibility in the future to permit each Portfolio to function as a fund-of-funds, if such a restructuring is later determined by the Board and the Manager to be advantageous. With respect to each affected Portfolio, each of these proposals requires the approval by that Portfolio's shareholders voting separately. The Trust is expected to hold a Special Meeting of Shareholders of the Trust ("Meeting") on April 14, 2000 to seek approval of each of these proposals.

         In addition, the Supplement and Information Statement briefly describes: (i) changes in the Trust's current Expense Limitation Agreement for certain Portfolios; (ii) provides information about additional investment advisers ("Advisers") for one of the former HRT Portfolios (assuming the requisite approvals regarding the Multi-Manager Order are obtained); and (iii) provides information about the new Administrator for the Trust.

         AMENDED AND RESTATED MANAGEMENT AGREEMENT. If approved by shareholders, the currently effective Investment Management Agreement ("Current Agreement") between the Trust and the Manager would be amended, as set forth in the Amended Agreement, in order primarily to (i) modify the current investment management fee schedule and breakpoint schedule for the Portfolios, as specified in Table 1-B to the Appendix A to this Supplement; and (ii) to facilitate the ability of the Manager, subject to Board approval, to (a) select new or additional Advisers for each Portfolio, (b) enter into and materially modify existing investment advisory agreements, and (c) terminate and replace Advisers, as permitted under the Multi-Manager Order. The Amended Agreement also will permit the Trust, the Manager and the Advisers to pay broker-dealers compensation for receipt of brokerage or research services as permitted under
Section 28(e) of the Exchange Act. In addition, the Amended Agreement will permit the Trust to direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment, or (ii) finance activities that are primarily intended to result in the sale of Trust shares. The Amended Agreement, if approved by shareholders will be dated on or about May 1, 2000.

         Both the current and proposed new investment management fee rates and breakpoint schedules for each Portfolio are provided in the Appendix A to this Supplement and Information Statement.

         The proposed changes to the contractual investment management fee rates, together with the proposed revisions to the breakpoint schedules, would cause the contractual investment management fee rates (using Portfolio assets as of December 31, 1999) under the proposed Amended Agreement with respect to each Portfolio to be as follows when compared to the contractual investment management fee rates under the Current Management Agreement:

     o higher for 8 of the Portfolios (Alliance Aggressive Stock, Alliance Common Stock, Capital Guardian International, MFS Research, MFS Emerging Growth Companies, MFS Growth with Income, EQ/Putnam International Equity and EQ/Putnam Investors Growth);

     o higher on a contractual basis for 2 of the Portfolios (EQ/Putnam Growth & Income Value and Lazard Large Cap Value) however, the Manager has agreed not to implement any management fee increase approved by shareholders for these 2 Portfolios until July 31, 2001, unless the Board agrees that such management fee increase should be put into operation earlier;

     o unchanged for 10 of the Portfolios (Alliance Money Market, Alliance High Yield, JPM Core Bond, BT Equity 500 Index, BT Small Company Index, BT International Equity Index, EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research and Morgan Stanley Emerging Markets Equity); and

     o lower for the remaining 2 Portfolios (Alliance Small Cap Growth and Lazard Small Cap Value).

         For a complete description of the current investment management fee rates and proposed investment management fee rates for each Portfolio, see Tables 1-A and 1-B in the Appendix A to the Supplement and Information Statement.

         MULTI-MANAGER ORDER. As described in the Prospectus, the Multi-Manager Order permits the Manager, subject to approval of the Board, to (i) select new or additional Advisers for each of the Trust's Portfolios, (ii) enter into new investment advisory agreements with Advisers and to materially modify existing investment advisory agreements, and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders.

         Currently, 26 of the Trust's Portfolios are permitted to rely upon the Multi-Manager Order. However, the former HRT Portfolios (i.e., Alliance Aggressive Stock, Alliance Common Stock, Alliance High Yield, Alliance Money Market, and Alliance Small Cap Growth Portfolios) are not currently permitted to rely upon the Multi-Manager Order. Shareholders of each of the former HRT Portfolios are being asked at the Meeting to approve the use of the Multi-Manager Order for each of those Portfolios. If this approval is obtained, the Manager intends to utilize the powers granted it under the Multi-Manager Order to appoint one or more additional Advisers for the Alliance Aggressive Stock Portfolio ("Aggressive Stock Portfolio"). Information concerning the proposed additional Advisers for the Portfolio is included in Appendix B to this Supplement. Management has no such current plans for the other former HRT Portfolios, but approval of the proposal would allow management the flexibility to rely on the Multi-Manager Order for the other former HRT Portfolios in the future.

         REVISIONS TO FUNDAMENTAL INVESTMENT POLICIES. Currently no Portfolio (except the Morgan Stanley Emerging Markets Equity and Lazard Small Cap Value Portfolios), with respect to 75% of the value of its total assets, may invest more than 5% of its total assets in any other investment company or own more than 10% of the outstanding voting securities of any other investment company. Under certain circumstances, the 1940 Act permits an investment company to invest more than 5% of its assets in another investment company or to own more than 10% of an investment company's outstanding voting securities. Those circumstances include when an investment company invests substantially all of its assets in other investment companies, thereby creating what is known as a "fund of funds."

         While the Board has no present intention of authorizing a Portfolio to invest more than 5% of its total assets in another investment company or to own more than 10% of another investment company's outstanding voting securities, the proposed revisions to those fundamental investment policies would provide the Board with flexibility to authorize the creation of a "fund of funds" in the future without the need to seek shareholder approval or to incur the expense of holding a shareholders' meeting at that time. This ability to invest more than 5% of a Portfolio's total assets in securities issued by other investment companies or to own more than 10% of another investment company's outstanding voting securities is common for registered investment companies and clearly permitted under the 1940 Act.

         EXPENSE LIMITATION AGREEMENT. As described in the Prospectus, the Manager has entered into a current voluntary Expense Limitation Agreement with the Trust ("Expense Limitation Agreement") with respect to certain of the Trust's Portfolios. The Manager and the Board, including the Independent Trustees, have unanimously approved an amendment to the current voluntary Expense Limitation Agreement, which will take effect on May 1, 2000. The amendment to the voluntary Expense Limitation Agreement will (i) extend the effectiveness of the Expense Limitation Agreement through April 30, 2001 for the covered Portfolios and (ii) change the limit on total annual operating expenses that will be waived or assumed by the Manager for the covered Portfolios (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as follows: change the limitation on the amount of total operating expenses to 0.35% of average daily net assets for the BT Equity 500 Index Portfolio; 0.70% of average daily net assets for EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and MFS Growth with Income Portfolios; 0.75% of average daily net assets for the MFS Emerging Growth Companies Portfolio; 0.85% of average daily net assets for Lazard Small Cap Value Portfolio; and 1.00% of average daily net assets for EQ/Putnam International Equity Portfolio.

         ADMINISTRATOR. Effective May 1, 2000, Equitable will serve as Administrator to the Trust. Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust will pay Equitable a monthly fee at the annual rate of
0.04 of 1% of total Trust assets, plus $30,000 for each Portfolio, until the total Trust assets reach $3 billion; 0.03 of 1% of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the total Trust assets; and 0.0225 of 1% of the total Trust assets in excess of $10 billion.

                                   APPENDIX A

EQ ADVISORS TRUST OFFERS 40 PORTFOLIOS, SOME OF WHICH ARE NOT AVAILABLE TO ALL OF EQUITABLE'S VARIABLE LIFE AND ANNUITY PRODUCTS. PLEASE CONSULT YOUR PRODUCT PROSPECTUS TO SEE WHICH PORTFOLIOS ARE AVAILABLE UNDER YOUR CONTRACT.

The following two tables set forth the investment management fees payable to Equitable from each Portfolio under the Current Management Agreement and under the Amended Agreement (fees under the agreements being payable at the stated annual rates expressed as a percentage of the average daily net asset value of each Portfolio). Table 1-B does not reflect the Manager's agreement not to immediately implement management fee increase approved by shareholders for EQ/Putnam Growth & Income Value and Lazard Large Cap Value Portfolios, as described above.

                                    TABLE 1-A

-------------------------------------------------------------------------------
                     FEE UNDER CURRENT MANAGEMENT AGREEMENT
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------

                                        FIRST              NEXT              NEXT            NEXT
INDEX PORTFOLIOS                        $750 MILLION       $750 MILLION      $1 BILLION      $2.5 BILLION     THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
BT Equity 500 Index                     0.250%             0.250%            0.250%          0.250%           0.250%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
BT International Equity Index           0.350%             0.350%            0.350%          0.350%           0.350%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
BT Small Company Index                  0.250%             0.250%            0.250%          0.250%           0.250%
------------------------------------------------------------------------------------------------------------------------------

                                        FIRST              NEXT              NEXT            NEXT
DEBT PORTFOLIOS                         $750 MILLION       $750 MILLION      $1 BILLION      $2.5 BILLION     THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance High Yield                     0.600%             0.575%            0.550%          0.530%           0.520%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Money Market                   0.350%             0.325%            0.300%          0.280%           0.270%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
JPM Core Bond                           0.450%             0.450%            0.450%          0.450%           0.450%
------------------------------------------------------------------------------------------------------------------------------



                                        FIRST              NEXT              NEXT           NEXT
EQUITY PORTFOLIOS                       $750 MILLION       $750 MILLION      $1 BILLION     $2.5 BILLION      THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Aggressive Stock                     0.625%             0.575%            0.525%          0.500%           0.475%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Common Stock                   0.475%             0.425%            0.375%          0.355%           0.345%*
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Small Cap Growth               0.900%             0.850%            0.825%          0.800%           0.775%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian International          0.750%             0.750%            0.750%          0.750%           0.750%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian Research               0.650%             0.650%            0.650%          0.650%           0.650%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian U.S. Equity            0.650%             0.650%            0.650%          0.650%           0.650%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Alliance Premier Growth              0.900%             0.900%            0.900%          0.900%           0.900%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam Growth & Income Value         0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam International Equity          0.700%             0.700%            0.700%          0.700%           0.700%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam Investors Growth              0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Lazard Large Cap Value                  0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Lazard Small Cap Value                  0.800%             0.800%            0.800%          0.800%           0.800%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Emerging Growth Companies           0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Growth with Income                  0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Research                            0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Morgan Stanley Emerging Markets
Equity                                  1.150%             1.150%            1.150%          1.150%           1.150%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------

* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

                                    TABLE 1-B

--------------------------------------------------------------------------------
                       FEE UNDER NEW MANAGEMENT AGREEMENT
        (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (FEE ON ALL ASSETS)
--------------------------------------------------------------------------------

INDEX PORTFOLIOS
--------------------------------------- ---------------------------------------
BT Equity 500 Index                     0.250%
--------------------------------------- ---------------------------------------
BT International Equity Index           0.350%
--------------------------------------- ---------------------------------------
BT Small Company Index                  0.250%
--------------------------------------- ---------------------------------------

-------------------------------------------------------------------------------
                       FEE UNDER NEW MANAGEMENT AGREEMENT
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------

                                        FIRST              NEXT              NEXT            NEXT
DEBT PORTFOLIOS                         $750 MILLION       $750 MILLION      $1 BILLION      $2.5 BILLION     THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance High Yield                     0.600%             0.575%            0.550%          0.530%           0.520%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Money Market                   0.350%             0.325%            0.300%          0.280%           0.270%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
JPM Core Bond                           0.450%             0.425%            0.400%          0.380%           0.370%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------

-------------------------------------------------------------------------------
                       FEE UNDER NEW MANAGEMENT AGREEMENT
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------

                                                                             NEXT            NEXT
EQUITY PORTFOLIOS                       FIRST $1 BILLION   NEXT $1 BILLION   $3 BILLION      $5 BILLION       THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Aggressive Stock                     0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Common Stock                   0.550%             0.500%            0.475%          0.450%           0.425%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Small Cap Growth               0.750%             0.700%            0.675%          0.650%           0.625%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian International          0.850%             0.800%            0.775%          0.750%           0.725%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian Research               0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian U.S. Equity            0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Alliance Premier Growth              0.900%             0.850%            0.825%          0.800%           0.775%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam Growth & Income Value         0.600%             0.550%            0.525%          0.500%           0.475%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam International Equity          0.850%             0.800%            0.775%          0.750%           0.725%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam Investors Growth              0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Lazard Large Cap Value                  0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Lazard Small Cap Value                  0.750%             0.700%            0.675%          0.650%           0.625%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Emerging Growth Companies           0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Growth with Income                  0.600%             0.550%            0.525%          0.500%           0.475%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Research                            0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Morgan Stanley Emerging Markets
Equity                                  1.150%             1.100%            1.075%          1.050%           1.025%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------

                                   APPENDIX B
   INFORMATION CONCERNING MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS") AND
               CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")

         MFS. At a meeting held on January 28, 2000, the Trustees, including the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) ("Independent Trustee(s)"), unanimously approved the Manager's proposal to (a) add MFS as an additional Adviser for the Aggressive Stock Portfolio pursuant to an investment advisory agreement between the Manager and MFS with respect to the Aggressive Stock Portfolio ("MFS Agreement") and (b) initially allocated between 20 to 30 percent (based on current assets) of the total assets of the Aggressive Stock Portfolio to MFS to manage. These approvals are subject to Aggressive Stock Portfolio shareholders' approval of the proposal to permit the use of the Multi-Manager Order. In approving MFS as an additional Adviser, the Board considered certain factors, including: (i) the nature, quality and extent of the services expected to be rendered by MFS, including the credentials and investment experience of its officers and employees; (ii) MFS's investment approach, which is expected to complement that of Alliance Capital Management, L.P. ("Alliance"), the Aggressive Stock Portfolio's current Adviser, and to provide additional diversification to the Aggressive Stock Portfolio;
(iii) the structure of MFS and its ability to provide services to the Aggressive Stock Portfolio, based on both its financial condition as well as its performance record, and the fact that MFS serves as Adviser of three of the Trust's other Portfolios; (iv) a comparison of MFS's advisory fee with those of other potential Advisers; and (v) indirect costs and benefits of serving as Adviser to the Aggressive Stock Portfolio. The Trustees determined that the MFS Agreement as well as the proposed allocation of Aggressive Stock Portfolio assets between Alliance and MFS are in the best interests of the Aggressive Stock Portfolio and its shareholders.

         MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Mr. Jeffrey L. Shames is the Chairman of the Board of Directors and Chief Executive Officer of MFS. The other directors of MFS are John W. Ballen, Thomas J. Cashman, Jr., Joseph Dello Russo, John R. McNeil, Kevin R. Parke, Arnold D. Scott, William W. Scott, Jr. and Donald A. Stewart. MFS serves as investment adviser to the following mutual funds which have investment objectives and policies similar to those of the Aggressive Stock Portfolio: MFS Emerging Growth Fund; MFS Emerging Growth Series; MFS/Sunlife Emerging Growth Series; Travelers Emerging Growth; JPVF Emerging Growth; Portfolio Partners Emerging Equities, and EQ Advisors Trust - MFS Emerging Growth Companies Portfolio.

         TONI Y. SHIMURA, Senior Vice President of MFS, who has been employed by MFS as a portfolio manager since 1995 will be responsible for the day-to-day management, and JOHN W. BALLEN, Chief Investment Officer and President of MFS, who has been employed by MFS as a portfolio manager since 1984 will provide general oversight, to that portion of the Aggressive Stock Portfolio proposed to be allocated to MFS. The Manager will pay MFS an investment advisory fee equal to the aggregate annual rate of 0.35% with respect to that portion of the average daily net assets of the Aggressive Stock Portfolio allocated to MFS together with the average daily net assets of the MFS Emerging Growth Companies Portfolio (collectively, "MFS Assets") up to and including $500 million, 0.30% of the next $1 billion of MFS Assets, and 0.25% of MFS Assets over and above $1.5 billion.

SUPPLEMENT DATED FEBRUARY 7, 2000 TO THE CURRENT PROSPECTUSES FOR THE:

     o    EQUITABLE LIFE VARIABLE ANNUITY PROSPECTUSES

     o    EQUITABLE LIFE VARIABLE LIFE PROSPECTUSES

     o    EQ ADVISORS TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL
             INFORMATION AND

INFORMATION STATEMENT
--------------------------------------------------------------------------------

         This Supplement updates the current prospectuses issued by The Equitable Life Assurance Society of the United States ("variable life product" or "variable annuity product") and the Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Prospectuses and retain them for future reference. In addition, the information in this document should be considered to be an information statement for purposes of Schedule 14C under the Securities Exchange Act of 1934, as amended ("Exchange Act").

         There are proposed changes with respect to the investment management fees, administration fees and total expenses associated with certain Portfolios of the Trust as described below. These proposed changes will affect illustrations and performance information of the variable life and variable annuity products that are funded through those Portfolios of Trust. For example, to the extent that a Portfolio's investment management fees, administration fees and total expenses have increased, there will be a corresponding decrease in the Portfolio's performance which will be reflected in the performance and unit values of the corresponding variable investment options under your product.

         EQ ADVISORS TRUST OFFERS 40 PORTFOLIOS SOME OF WHICH ARE NOT AVAILABLE TO ALL OF EQUITABLE'S VARIABLE LIFE AND ANNUITY PRODUCTS. PLEASE CONSULT YOUR VARIABLE LIFE OR VARIABLE ANNUITY PRODUCT PROSPECTUS TO SEE WHICH PORTFOLIOS ARE AVAILABLE UNDER YOUR CONTRACT.

         REASONS FOR THE SUPPLEMENT AND INFORMATION STATEMENT. The primary purpose of this Supplement and Information Statement is to provide you with information about certain actions taken by the Board of Trustees of the Trust ("Board") at a meeting of the Board of Trustees held on January 28, 2000. At that meeting, the Board took the following actions: (i) approved an Amended and Restated Investment Management Agreement ("Amended Agreement") between the Trust and The Equitable Life Assurance Society of the United States, investment manager of the Trust ("Equitable" or "Manager"); (ii) with respect to "former HRT Portfolios", as defined herein, approved a proposal to permit the Manager, subject to Board approval, to rely on exemptive relief granted by the Securities and Exchange Commission to the Trust and Manager ("Multi-Manager Order"); and
(iii) approved two changes in the fundamental investment policies of each series of the Trust ("Portfolio"), except for three of the Portfolios, in order to provide maximum operating flexibility in the future to permit each Portfolio to function as a fund-of-funds, if such a restructuring is later determined by the Board and the Manager to be advantageous. With respect to each affected Portfolio, each of these proposals requires the approval by that Portfolio's shareholders voting separately. The Trust is expected to hold a Special Meeting of Shareholders of the Trust ("Meeting") on April 14, 2000 to seek approval of each of these proposals.

         In addition, the Supplement and Information Statement briefly describes: (i) changes in the Trust's current Expense Limitation Agreement for certain Portfolios; (ii) provides information about additional investment advisers ("Advisers") for one of the former HRT Portfolios (assuming the requisite approvals regarding the Multi-Manager Order are obtained); and (iii) provides information about the new Administrator for the Trust.

         AMENDED AND RESTATED MANAGEMENT AGREEMENT. If approved by shareholders, the currently effective Investment Management Agreement ("Current Agreement") between the Trust and the Manager would be amended, as set forth in the Amended Agreement, in order primarily to (i) modify the current investment management fee schedule and breakpoint schedule for the Portfolios, as specified in Table 1-B to the Appendix A to this Supplement; and (ii) to facilitate the ability of the Manager, subject to Board approval, to (a) select new or additional Advisers for each Portfolio, (b) enter into and materially modify existing investment advisory agreements, and (c) terminate and replace Advisers, as permitted under the Multi-Manager Order. The Amended Agreement also will permit the Trust, the Manager and the Advisers to pay broker-dealers compensation for receipt of brokerage or research services as permitted under
Section 28(e) of the Exchange Act. In addition, the Amended Agreement will permit the Trust to direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment, or (ii) finance activities that are primarily intended to result in the sale of Trust shares. The Amended Agreement, if approved by shareholders will be dated on or about May 1, 2000.

         Both the current and proposed new investment management fee rates and breakpoint schedules for each Portfolio are provided in the Appendix A to this Supplement and Information Statement.

         The proposed changes to the contractual investment management fee rates, together with the proposed revisions to the breakpoint schedules, would cause the contractual investment management fee rates (using Portfolio assets as of December 31, 1999) under the proposed Amended Agreement with respect to each Portfolio to be as follows when compared to the contractual investment management fee rates under the Current Management Agreement:

     o higher for 9 of the Portfolios (Alliance Aggressive Stock, Alliance Common Stock, Capital Guardian International, Merrill Lynch Basic Value Equity, MFS Research, MFS Emerging Growth Companies, MFS Growth with Income, EQ/Putnam International Equity and EQ/Putnam Investors Growth);

     o higher on a contractual basis for 2 of the Portfolios (EQ/Putnam Growth & Income Value and Lazard Large Cap Value); however, the Manager has agreed not to implement any management fee increase approved by shareholders for these 2 Portfolios until July 31, 2001, unless the Board agrees that such management fee increase should be put into operation earlier;

     o unchanged for 11 of the Portfolios (Alliance Money Market, Alliance High Yield, JPM Core Bond, BT Equity 500 Index, BT Small Company Index, BT International Equity Index, EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research, Merrill Lynch World Strategy and Morgan Stanley Emerging Markets Equity); and

     o lower for the remaining 4 Portfolios (Alliance Small Cap Growth, Lazard Small Cap Value, and EQ/Evergreen, EQ/Evergreen Foundation).

         For a complete description of the current investment management fee rates and proposed investment management fee rates for each Portfolio, see Tables 1-A and 1-B in the Appendix A to the Supplement and Information Statement.

         MULTI-MANAGER ORDER. As described in the Prospectus, the Multi-Manager Order permits the Manager, subject to approval of the Board, to (i) select new or additional Advisers for each of the Trust's Portfolios, (ii) enter into new investment advisory agreements with Advisers and to materially modify existing investment advisory agreements, and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders.

         Currently, 26 of the Trust's Portfolios are permitted to rely upon the Multi-Manager Order. However, the former HRT Portfolios (i.e., Alliance Aggressive Stock, Alliance High Yield, Alliance Common Stock, Alliance Money Market and Alliance Small Cap Growth Portfolios) are not currently permitted to rely upon the Multi-Manager Order. Shareholders of each of the former HRT Portfolios are being asked at the Meeting to approve the use of the Multi-Manager Order for each of those Portfolios. If this approval is obtained, the Manager intends to utilize the powers granted it under the Multi-Manager Order to appoint one or more additional Advisers for the

Alliance Aggressive Stock Portfolio ("Aggressive Stock Portfolio"). Information concerning the proposed additional Advisers for the Portfolio is included in Appendix B to this Supplement. Management has no such current plans for the other former HRT Portfolios, but approval of the proposal would allow management the flexibility to rely on the Multi-Manager Order for the other former HRT Portfolios in the future.

         REVISIONS TO FUNDAMENTAL INVESTMENT POLICIES. Currently no Portfolio (except the Morgan Stanley Emerging Markets Equity, Merrill Lynch World Strategy and Lazard Small Cap Value Portfolios), with respect to 75% of the value of its total assets, may invest more than 5% of its total assets in any other investment company or own more than 10% of the outstanding voting securities of any other investment company. Under certain circumstances, the 1940 Act permits an investment company to invest more than 5% of its assets in another investment company or to own more than 10% of an investment company's outstanding voting securities. Those circumstances include when an investment company invests substantially all of its assets in other investment companies, thereby creating what is known as a "fund of funds."

         While the Board has no present intention of authorizing a Portfolio to invest more than 5% of its total assets in another investment company or to own more than 10% of another investment company's outstanding voting securities, the proposed revisions to those fundamental investment policies would provide the Board with flexibility to authorize the creation of a "fund of funds" in the future without the need to seek shareholder approval or to incur the expense of holding a shareholders' meeting at that time. This ability to invest more than 5% of a Portfolio's total assets in securities issued by other investment companies or to own more than 10% of another investment company's outstanding voting securities is common for registered investment companies and clearly permitted under the 1940 Act.

         EXPENSE LIMITATION AGREEMENT. As described in the Prospectus, the Manager has entered into a current voluntary Expense Limitation Agreement with the Trust ("Expense Limitation Agreement") with respect to certain of the Trust's Portfolios. The Manager and the Board, including the Independent Trustees, have unanimously approved an amendment to the current voluntary Expense Limitation Agreement, which will take effect on May 1, 2000. The amendment to the voluntary Expense Limitation Agreement will (i) extend the effectiveness of the Expense Limitation Agreement through April 30, 2001 for the covered Portfolios and (ii) change the limit on total annual operating expenses that will be waived or assumed by the Manager for the covered Portfolios (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as follows: change the limitation on the amount of total operating expenses to 0.35% of average daily net assets for the BT Equity 500 Index Portfolio; 0.70% of average daily net assets for EQ/Evergreen, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, Merrill Lynch Basic Value Equity and MFS Growth with Income Portfolios; 0.75% of average daily net assets for the MFS Emerging Growth Companies Portfolio; 0.85% of average daily net assets for Lazard Small Cap Value Portfolio; and 1.00% of average daily net assets for EQ/Putnam International Equity Portfolio.

         ADMINISTRATOR. Effective May 1, 2000, Equitable will serve as Administrator to the Trust. Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust will pay Equitable a monthly fee at the annual rate of
0.04 of 1% of total Trust assets, plus $30,000 for each Portfolio, until the total Trust assets reach $3 billion; 0.03 of 1% of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the total Trust assets; and 0.0225 of 1% of the total Trust assets in excess of $10 billion.

                                   APPENDIX A

EQ ADVISORS TRUST OFFERS 40 PORTFOLIOS, SOME OF WHICH ARE NOT AVAILABLE TO ALL OF EQUITABLE'S VARIABLE LIFE AND ANNUITY PRODUCTS. PLEASE CONSULT YOUR PRODUCT PROSPECTUS TO SEE WHICH PORTFOLIOS ARE AVAILABLE UNDER YOUR CONTRACT.

The following two tables set forth the investment management fees payable to Equitable from each Portfolio under the Current Management Agreement and under the Amended Agreement (fees under the agreements being payable at the stated annual rates expressed as a percentage of the average daily net asset value of each Portfolio). Table 1-B does not reflect the Manager's agreement not to immediately implement management fee increase approved by shareholders for EQ/Putnam Growth & Income Value and Lazard Large Cap Value Portfolios, as described above.


                                   TABLE 1-A

-------------------------------------------------------------------------------

                     FEE UNDER CURRENT MANAGEMENT AGREEMENT
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------

                                        FIRST              NEXT              NEXT            NEXT
INDEX PORTFOLIOS                        $750 MILLION       $750 MILLION      $1 BILLION      $2.5 BILLION     THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
BT Equity 500 Index                     0.250%             0.250%            0.250%          0.250%           0.250%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
BT International Equity Index           0.350%             0.350%            0.350%          0.350%           0.350%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
BT Small Company Index                  0.250%             0.250%            0.250%          0.250%           0.250%
------------------------------------------------------------------------------------------------------------------------------

                                        FIRST              NEXT              NEXT            NEXT
DEBT PORTFOLIOS                         $750 MILLION       $750 MILLION      $1 BILLION      $2.5 BILLION     THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance High Yield                     0.600%             0.575%            0.550%          0.530%           0.520%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Money Market                   0.350%             0.325%            0.300%          0.280%           0.270%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
JPM Core Bond                           0.450%             0.450%            0.450%          0.450%           0.450%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------


EQUITY PORTFOLIOS
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
                                          FIRST            NEXT              NEXT           NEXT
                                          $750 MILLION     $750 MILLION      $1 BILLION     $2.5 BILLION      THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Aggressive Stock                     0.625%             0.575%            0.525%          0.500%           0.475%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Common Stock                   0.475%             0.425%            0.375%          0.355%           0.345%*
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Small Cap Growth               0.900%             0.850%            0.825%          0.800%           0.775%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian International          0.750%             0.750%            0.750%          0.750%           0.750%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian Research               0.650%             0.650%            0.650%          0.650%           0.650%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian U.S. Equity            0.650%             0.650%            0.650%          0.650%           0.650%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Alliance Premier Growth              0.900%             0.900%            0.900%          0.900%           0.900%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Evergreen Foundation                 0.630%             0.630%            0.630%          0.630%           0.630%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Evergreen Portfolio                  0.750%             0.750%            0.750%          0.750%           0.750%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam Growth & Income Value
                                        0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam International Equity          0.700%             0.700%            0.700%          0.700%           0.700%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam Investors Growth              0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Lazard Large Cap Value                  0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Lazard Small Cap Value                  0.800%             0.800%            0.800%          0.800%           0.800%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Merrill Lynch Basic Value Equity        0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Merrill Lynch World Strategy            0.700%             0.700%            0.700%          0.700%           0.700%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Emerging Growth Companies
                                        0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Growth with Income                  0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------

------------------------------------------------------------------------------
                       FEE UNDER NEW MANAGEMENT AGREEMENT
        (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (FEE ON ALL ASSETS)
------------------------------------------------------------------------------

                                        FIRST              NEXT              NEXT            NEXT
EQUITY PORTFOLIOS (CONTINUED)           $750 MILLION       $750 MILLION      $1 BILLION      $2.5 BILLION     THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Research                            0.550%             0.550%            0.550%          0.550%           0.550%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Morgan Stanley Emerging Markets
Equity                                  1.150%             1.150%            1.150%          1.150%           1.150%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------

* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

                                    TABLE 1-B

-------------------------------------------------------------------------------
                       FEE UNDER NEW MANAGEMENT AGREEMENT
        (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (FEE ON ALL ASSETS)
-------------------------------------------------------------------------------


INDEX PORTFOLIOS
--------------------------------------- ---------------------------------------
BT Equity 500 Index                     0.250%
--------------------------------------- ---------------------------------------
BT International Equity Index           0.350%
--------------------------------------- ---------------------------------------
BT Small Company Index                  0.250%
--------------------------------------- ---------------------------------------


-------------------------------------------------------------------------------

                       FEE UNDER NEW MANAGEMENT AGREEMENT
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------

                                        FIRST              NEXT              NEXT            NEXT
DEBT PORTFOLIOS                         $750 MILLION       $750 MILLION      $1 BILLION      $2.5 BILLION     THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance High Yield                     0.600%             0.575%            0.550%          0.530%           0.520%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Money Market                   0.350%             0.325%            0.300%          0.280%           0.270%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
JPM Core Bond                           0.450%             0.425%            0.400%          0.380%           0.370%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------


                                                                             NEXT            NEXT
EQUITY PORTFOLIOS                       FIRST $1 BILLION   NEXT $1 BILLION   $3 BILLION      $5 BILLION       THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Aggressive Stock                     0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Common Stock                   0.550%             0.500%            0.475%          0.450%           0.425%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Alliance Small Cap Growth               0.750%             0.700%            0.675%          0.650%           0.625%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian International          0.850%             0.800%            0.775%          0.750%           0.725%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian Research               0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Capital Guardian U.S. Equity            0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Alliance Premier Growth              0.900%             0.850%            0.825%          0.800%           0.775%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Evergreen Foundation                 0.600%             0.550%            0.525%          0.500%           0.475%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Evergreen Portfolio                  0.650%             0.600%            0.575%          0.550%           0.525%`
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam Growth & Income Value         0.600%             0.550%            0.525%          0.500%           0.475%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam International Equity          0.850%             0.800%            0.775%          0.750%           0.725%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
EQ/Putnam Investors Growth              0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Lazard Large Cap Value                  0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Lazard Small Cap Value                  0.750%             0.700%            0.675%          0.650%           0.625%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Merrill Lynch Basic Value Equity        0.600%             0.550%            0.525%          0.500%           0.475%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Merrill Lynch World Strategy            0.700%             0.650%            0.625%          0.600%           0.575%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------

------------------------------------------------------------------------------
                       FEE UNDER NEW MANAGEMENT AGREEMENT
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------

                                                                             NEXT            NEXT
EQUITY PORTFOLIOS (CONTINUED)           FIRST $1 BILLION    NEXT $1 BILLION  $3 BILLION      $5 BILLION       THEREAFTER
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Emerging Growth Companies           0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Growth with Income                  0.600%             0.550%            0.525%          0.500%           0.475%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
MFS Research                            0.650%             0.600%            0.575%          0.550%           0.525%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------
Morgan Stanley Emerging Markets
Equity                                  1.150%             1.100%            1.075%          1.050%           1.025%
--------------------------------------- ------------------ ----------------- --------------- ---------------- ----------------

                                   APPENDIX B
   INFORMATION CONCERNING MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS") AND
               CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")

         MFS. At a meeting held on January 28, 2000, the Trustees, including the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) ("Independent Trustee(s)"), unanimously approved the Manager's proposal to (a) add MFS as an additional Adviser for the Aggressive Stock Portfolio pursuant to an investment advisory agreement between the Manager and MFS with respect to the Aggressive Stock Portfolio ("MFS Agreement") and (b) initially allocated between 20 to 30 percent (based on current assets) of the total assets of the Aggressive Stock Portfolio to MFS to manage. These approvals are subject to Aggressive Stock Portfolio shareholders' approval of the proposal to permit the use of the Multi-Manager Order. In approving MFS as an additional Adviser, the Board considered certain factors, including: (i) the nature, quality and extent of the services expected to be rendered by MFS, including the credentials and investment experience of its officers and employees; (ii) MFS's investment approach, which is expected to complement that of Alliance Capital Management, L.P. ("Alliance"), the Aggressive Stock Portfolio's current Adviser, and to provide additional diversification to the Aggressive Stock Portfolio;
(iii) the structure of MFS and its ability to provide services to the Aggressive Stock Portfolio, based on both its financial condition as well as its performance record, and the fact that MFS serves as Adviser of three of the Trust's other Portfolios; (iv) a comparison of MFS's advisory fee with those of other potential Advisers; and (v) indirect costs and benefits of serving as Adviser to the Aggressive Stock Portfolio. The Trustees determined that the MFS Agreement as well as the proposed allocation of Aggressive Stock Portfolio assets between Alliance and MFS are in the best interests of the Aggressive Stock Portfolio and its shareholders.

         MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Mr. Jeffrey L. Shames is the Chairman of the Board of Directors and Chief Executive Officer of MFS. The other directors of MFS are John W. Ballen, Thomas J. Cashman, Jr., Joseph Dello Russo, John R. McNeil, Kevin R. Parke, Arnold D. Scott, William W. Scott, Jr. and Donald A. Stewart. MFS serves as investment adviser to the following mutual funds which have investment objectives and policies similar to those of the Aggressive Stock Portfolio: MFS Emerging Growth Fund; MFS Emerging Growth Series; MFS/Sunlife Emerging Growth Series; Travelers Emerging Growth; JPVF Emerging Growth; Portfolio Partners Emerging Equities, and EQ Advisors Trust - MFS Emerging Growth Companies Portfolio.

         TONI Y. SHIMURA, Senior Vice President of MFS, who has been employed by MFS as a portfolio manager since 1995 will be responsible for the day-to-day management, and JOHN W. BALLEN, Chief Investment Officer and President of MFS, who has been employed by MFS as a portfolio manager since 1984 will provide general oversight, to, that portion of the Aggressive Stock Portfolio proposed to be allocated to MFS. The Manager will pay MFS an investment advisory fee equal to the aggregate annual rate of 0.35% with respect to that portion of the average daily net assets of the Aggressive Stock Portfolio allocated to MFS together with the average daily net assets of the MFS Emerging Growth Companies Portfolio (collectively, "MFS Assets") up to and including $500 million, 0.30% of the next $1 billion of MFS Assets, and 0.25% of MFS Assets over and above $1.5 billion.